Combined Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 25, 2022	Sep. 25, 2022	Sep. 26, 2021	Sep. 26, 2021	Dec. 31, 2020	Sep. 25, 2022	Sep. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, net	$ 11,953,000			$ 7,027,000		$ 37,615,000	$ 22,933,000	$ 35,806,000	$ 30,863,000	$ 20,188,000
Costs and expenses:
Cost of goods sold	11,800,000			8,795,000		36,987,000	26,050,000	38,380,000	55,819,000	21,298,000
Selling, administrative and engineering expense	22,111,000			15,345,000		57,392,000	45,128,000	65,608,000	52,099,000	56,997,000
Operating expense	33,911,000			24,140,000		94,379,000	71,178,000	103,988,000	107,918,000	78,295,000
Operating loss	(21,958,000)			(17,113,000)		(56,764,000)	(48,245,000)	(68,182,000)	(77,055,000)	(58,107,000)
Other income (expense), net
Other income (expense), net	79,000			(8,000)		235,000	(19,000)	302,000	(30,000)	75,000
Interest expense related party	0			(74,000)		(475,000)	(198,000)	(293,000)	(186,000)	(1,000)
Interest (expense) income	(3,000)			1,000		(23,000)	11,000	19,000	56,000	41,000
Loss before income taxes	(21,882,000)			(17,194,000)		(57,027,000)	(48,451,000)	(68,154,000)	(77,215,000)	(57,992,000)
Income Tax Expense (Benefit)	(4,000)			8,000		159,000	55,000	138,000	357,000	(1,475,000)
Net income (loss)	(21,878,000)			(17,202,000)		(57,186,000)	(48,506,000)	(68,292,000)	(77,572,000)	(56,517,000)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(60,000)			(40,000)		(154,000)	(68,000)	(85,000)	236,000	(6,000)
Comprehensive loss	$ (21,938,000)			$ (17,242,000)		(57,340,000)	(48,574,000)	(68,377,000)	$ (77,336,000)	$ (56,523,000)
AEA-Bridges Impact Corp
Costs and expenses:
Operating expense		$ 3,367,356	$ 3,117,068		$ 236,839	5,632,797	3,838,489	7,694,814
Operating loss		(3,367,356)	(3,117,068)		(236,839)	(5,632,797)	(3,838,489)	(7,694,814)
Other income (expense), net
Interest earned on investments held in Trust Account		1,792,628	28,889		85,104	2,117,718	129,415	164,387
Forgiveness of deferred underwriting fee payable		3,748,361				3,748,361	0
Interest on mandatorily redeemable Class A ordinary shares		3,323,742				3,323,742
Transaction costs allocable to warrants					(999,374)			0
Change in fair value of derivative warrant liabilities		(1,830,000)	8,540,000		(18,910,000)	21,197,500	26,230,000	12,352,500
Other income and expense, net		224,840				224,840
Other income (expense), net		7,259,571	8,568,889		(19,824,270)	30,612,161	26,359,415	12,516,887
Income Tax Expense (Benefit)								0
Net income (loss)		$ 3,892,215	$ 5,451,821		(20,061,109)	$ 24,979,364	$ 22,520,926	4,822,073
Weighted average shares outstanding		45,912,405				48,612,048
Basic net income per share		$ 0.01				$ 0.45
Diluted net income per share		$ 0.01				$ 0.45
AEA-Bridges Impact Corp | Common Class A [Member]
Other income (expense), net
Net income (loss)					$ (13,879,256)			$ 3,857,658
Weighted average shares outstanding			40,000,000		22,451,613		40,000,000	40,000,000
Basic net income per share			$ 0.11		$ 0.62		$ 0.45	$ 0.1
Diluted net income per share			$ 0.11		$ (0.62)		$ 0.45	$ 0.1
AEA-Bridges Impact Corp | Common Class B [Member]
Other income (expense), net
Net income (loss)					$ (6,181,853)			$ 964,415
Weighted average shares outstanding			10,000,000		10,000,000		10,000,000	10,000,000
Basic net income per share			$ 0.11		$ 0.62		$ 0.45	$ 0.1
Diluted net income per share			$ 0.11		$ (0.62)		$ 0.45	$ 0.1